Capital structure (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of compliance with regulatory capital requirements	The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework:

	December 31, 2022		December 31, 2021
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
CET 1 capital	983,342	N/A	896,263	N/A
Tier 1 capital	983,342	N/A	896,263	N/A
Tier 2 capital	183,640	N/A	183,998	N/A
Total capital	1,166,982	N/A	1,080,261	N/A

Risk Weighted Assets	4,843,370	N/A	5,101,474	N/A

Leverage Ratio Exposure Measure	14,774,309	N/A	15,921,624	N/A

Capital Ratios (%)
CET 1 capital	20.3%	10.0%	17.6%	10.0%
Tier 1 capital	20.3%	11.5%	17.6%	11.5%
Total capital	24.1%	13.5%	21.2%	13.5%
Leverage ratio	6.7%	5.0%	5.6%	5.0%